Property And Equipment - Depreciation Expense Related To Property And Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	$ 54,191	$ 41,102
Selling, general and administrative expense
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	18,475	11,255
Cost of goods sold and ending inventory
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	$ 35,716	$ 29,847